Share Capital - Summary of Warrant Derivative Liabilities (Details) - 12 months ended Jun. 30, 2022 $ in Thousands, $ in Thousands	CAD ($)	USD ($)
Disclosure of classes of share capital [line items]
Balance, June 30, 2021	$ 88,860	$ 71,684
Additions	35,621	28,164
Unrealized gain on derivative liability	(87,184)	(70,903)
Balance, June 30, 2022	37,297	28,945
November 2020 Offering
Disclosure of classes of share capital [line items]
Balance, June 30, 2021	59,162	47,726
Additions	0	0
Unrealized gain on derivative liability	(55,148)	(44,613)
Balance, June 30, 2022	4,014	3,113
January 2021 Offering
Disclosure of classes of share capital [line items]
Balance, June 30, 2021	29,698	23,958
Additions	0	0
Unrealized gain on derivative liability	(28,167)	(22,770)
Balance, June 30, 2022	1,531	1,188
June 2022 Offering
Disclosure of classes of share capital [line items]
Balance, June 30, 2021	0	0
Additions	35,621	28,164
Unrealized gain on derivative liability	(3,869)	(3,520)
Balance, June 30, 2022	$ 31,752	$ 24,644